Defined Benefit Plans - Summary of Movements of Defined Benefit Plans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	€ 3,989	€ 3,950
Defined benefit expenses	244	206	€ 262
Current year service cost	157	131	158
Interest expense	89	96	109
Remeasurements of the defined benefit obligations:
Past service cost	(1)	(21)	(6)
Contributions paid	(298)	(234)
Benefits paid	(118)	(118)
Net exchange differences	18	47
Other	(88)	5
Ending Balance	4,359	3,989	3,950
Defined benefit plans [member]
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	612	134
Commissions and expenses [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	7,514	7,572
Current year service cost	157	131
Interest expense	221	213
Remeasurements of the defined benefit obligations:
- Actuarial gains and losses arising from changes in demographic assumptions	40	(28)
- Actuarial gains and losses arising from changes in financial assumptions	1,126	(102)
Past service cost	(1)	(21)
Contributions by plan participants	8	11
Benefits paid	(353)	(409)
Net exchange differences	144	144
Other	(76)	5
Ending Balance	8,779	7,514	7,572
Commissions and expenses [member] | Defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,525	3,622
Interest expense	133	117
Remeasurements of the defined benefit obligations:
Remeasurements of defined benefit plans	566	(264)
Contributions by employer	306	245
Benefits paid	(235)	(291)
Net exchange differences	126	96
Ending Balance	4,420	3,525	3,622
Retirement Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	3,714	3,657
Defined benefit expenses	227	192
Current year service cost	148	121	148
Interest expense	80	87	99
Remeasurements of the defined benefit obligations:
Past service cost	(1)	(16)	(5)
Remeasurements of defined benefit plans	607	157
Contributions paid	(298)	(234)
Benefits paid	(100)	(99)
Net exchange differences	14	37
Other	(89)	5
Ending Balance	4,076	3,714	3,657
Other Post Employment Benefit Plans [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	275	293
Defined benefit expenses	17	13
Current year service cost	8	10	11
Interest expense	9	8	10
Remeasurements of the defined benefit obligations:
Past service cost		(5)	(1)
Remeasurements of defined benefit plans	5	(23)
Benefits paid	(18)	(19)
Net exchange differences	4	11
Ending Balance	€ 283	€ 275	€ 293